CAPITAL AND RESERVES (Tables)	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
SCHEDULE OF COMMON SHARES

All Common Shares rank equally with regards to the Company’s residual assets. The following table is presented in thousands:

	September 30, 2024	December 31, 2023
Common Shares, Beginning Balance	183,605	179,922
Release of Restricted Stock Units	4,979	1,231
Stock Options Exercised	9,017	2,452
Warrants Exercised	137	—
Common Shares, Ending Balance	197,738	183,605

SCHEDULE OF TREASURY STOCK

Treasury Stock is recognized at cost of purchase and presented as a deduction from equity. The following table shows the changes in treasury stock shares for the periods presented in thousands:

	September 30, 2024	December 31, 2023
Treasury Stock, Beginning Balance	175	5,771
Repurchases of Common Shares	7,173	1,988
Issuance of Treasury Stock	(7,154)	(7,584)
Treasury Stock, Ending Balance	194	175